Exploration and Evaluation Assets - Disclosure of cost related to the properties - Canam Alpine Ventures Ltd. - Panuco-Copala Property (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 18,508,268
Ending Balance	118,789,742	$ 18,508,268
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	17,030,382
Additions	102,041,956	11,932,829
Exploration assets before exchange rate effect	119,164,616	17,122,658	$ 5,189,829
Effect of change in exchange rate	(374,874)	(92,276)
Effect of change in exchange rate, Additions	(282,596)	(92,276)
Exploration costs, Additions, Total	101,759,360	11,840,553
Ending Balance	118,789,742	17,030,382
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,012,761	45,000
Additions	18,731,540	967,761
Ending Balance	19,744,301	1,012,761
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Contingent consideration [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	308,595	308,595
Additions	(308,595)	0
Ending Balance	0	308,595
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Effective settlement of loans receivables [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,064,647	1,064,647
Additions	125,377	0
Ending Balance	1,190,024	1,064,647
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Shares [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,896,987	1,896,987
Additions	56,250,001	0
Ending Balance	58,146,988	1,896,987
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Transaction cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	125,190	125,190
Additions	(125,190)	0
Ending Balance	0	125,190
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	4,408,180	3,440,419
Additions	74,673,133	967,761
Ending Balance	79,081,313	4,408,180
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Analysis [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,366,574	162,056
Additions	3,800,021	1,204,518
Ending Balance	5,166,595	1,366,574
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Depreciation [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	3,563	0
Additions	20,388	3,563
Ending Balance	23,951	3,563
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Drilling [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	5,971,422	368,376
Additions	14,964,594	5,603,046
Ending Balance	20,936,018	5,971,422
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Ejido Rights [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	80,901	0
Additions	340,342	80,901
Ending Balance	421,243	80,901
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Engineering consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	671,537	0
Ending Balance	671,537	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Equipment [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	382,265	69,283
Additions	924,121	312,982
Ending Balance	1,306,386	382,265
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Field Cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	2,092,112	357,157
Additions	2,250,098	1,734,955
Ending Balance	4,342,210	2,092,112
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geological Consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,641,356	553,226
Additions	2,561,712	1,088,130
Ending Balance	4,203,068	1,641,356
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Maintenance [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	315,435	174,717
Additions	81,504	140,718
Ending Balance	396,939	315,435
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Rent of land [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	86,099	0
Additions	153,596	86,099
Ending Balance	239,695	86,099
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Travel and miscellaneous [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	774,751	64,595
Additions	1,600,910	710,156
Ending Balance	2,375,661	774,751
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	12,714,478	1,749,410
Additions	27,368,823	10,965,068
Ending Balance	$ 40,083,303	$ 12,714,478